Undeveloped Land and Construction in Progress (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended																																														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Multifamily	Dec. 31, 2012 Commercial real estate sqft		Dec. 31, 2012 For-sale residential land	Dec. 31, 2012 For-sale residential land	Dec. 31, 2012 Completed Development	Dec. 31, 2012 Completed Development Multifamily apartmentunits		Dec. 31, 2012 Active Development	Dec. 31, 2012 Active Development Multifamily apartmentunits		Dec. 31, 2012 Future Development	Dec. 31, 2012 Future Development Multifamily apartmentunits		Dec. 31, 2012 Future Development Commercial real estate sqft		Dec. 31, 2012 Future Development Commercial outparcels/pads	Dec. 31, 2012 Future Development For-sale residential land		Dec. 31, 2012 Colonial Grand at Hampton Preserve (Tampa, FL) Completed Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Lake Mary Phase I (Orlando, FL) Completed Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Promenade Huntsville Phase I (Huntsville, AL) Completed Development Commercial real estate sqft		Dec. 31, 2012 Colonial Grand at Ayrsley Phase II (Charlotte, NC) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Double Creek (Austin, TX) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Lake Mary Phase II (Orlando, FL) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Randal Lakes (Orlando, FL) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at South End (Charlotte, NC) Active Development Multifamily apartmentunits		Dec. 31, 2012 Brookwood West Retail (Birmingham, AL) Active Development Commercial real estate sqft		Dec. 31, 2012 Colonial Grand at Bellevue Phase II (Nashville, TN) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Lake Mary Phase III (Orlando, FL) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Randal Park (Orlando, FL) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Thunderbird (Phoenix, AZ) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Sweetwater (Phoenix, AZ) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Azure (Las Vegas, NV) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Promenade Huntsville Phase II (Huntsville, AL) Future Development Commercial real estate sqft	Dec. 31, 2012 Colonial Promenade Nord du Lac (Covington, LA)	Dec. 31, 2012 Colonial Promenade Nord du Lac (Covington, LA) Future Development Commercial real estate sqft		Dec. 31, 2012 Randal Park (Orlando, FL) Future Development Commercial real estate sqft
Undeveloped Land and Construction in Progress
Number of active development projects	6
Future undeveloped land and construction in progress	$ 207,394,000														$ 207,394,000
Developments expected to be initiated in current year				4
Completed development costs									82,062,000	77,946,000													52,244,000		25,702,000		4,116,000	[1]
Cost capitalized to date												88,759,000	87,845,000			37,641,000		41,845,000											3,454,000		27,297,000		11,382,000		19,579,000		26,133,000		914,000		3,701,000		1,851,000		6,232,000		8,042,000		7,240,000		10,575,000		5,215,000		25,634,000	[2]	10,996,000
Undeveloped land															127,908,000	1,496,000		42,095,000		17,629,000	66,688,000	[3]
Undeveloped land and construction in progress	296,153,000	306,826,000
Total units					2,517,000	[4]				718	[4]		1,300	[4]		1,543	[4]						486	[4]	232	[4]			81	[4]	296	[4]	108	[4]	462	[4]	353	[4]			220	[4]	132	[4]	314	[4]	244	[4]	195	[4]	438	[4]
Total square feet																		236,000	[4]								0												41,300	[4]													0		236,000	[2],[4]	0
Impairment of real estate							3,300,000	27,900,000																																														18,100,000
Capitalized interest	$ 1,200,000	$ 400,000	$ 1,200,000

[1]	Development costs for this project are net of reimbursements received from the shadow-anchor.
[2]	The Company intends to develop this project in phases over time. Costs capitalized to date for this development are presented net of an aggregate $18.1 million of non-cash impairment charges recorded during 2009 and 2008.
[3]	These costs are presented net of $27.9 million of non-cash impairment charges recorded on two of the projects in 2012, 2009, 2008 and 2007.
[4]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.